Other Current Liabilities and Accrued Expenses	6 Months Ended
Jun. 30, 2026
Other Current Liabilities And Accrued Expenses [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

8. OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

As of June 30, 2026 and December 31, 2025, other current liabilities and accrued expenses were comprised of the following:

	June 30,	December 31,
	2026	2025

Advertising fees payable	$1,513,400	$1,233,300
Amount due to Armonia (Note 5)	300,000	-
Accrued payroll	188,200	214,500
Other tax payable	105,500	91,400
Others	470,700	298,400
	$2,577,800	$1,837,600